Share based compensation - Share Options Issued (Details) - Share options - $ / shares	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)	5,150,000	230,000
Exercise price (in dollars per share)	$ 2.00	$ 35.00	$ 2.00	$ 0	$ 35.00
Share price (in dollars per share)	$ 1.40	$ 28.40